Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

The accompanying unaudited consolidated financial statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) and should be read in conjunction with the consolidated financial statements and notes included in Company’s Annual Report on Form 10-K for the year ended December 31, 2012. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles (“GAAP”) have been omitted.

In the opinion of management of the Company, the interim consolidated financial statements reflect all adjustments considered necessary for a fair presentation of the financial position, operating results and cash flows of the interim periods. All such adjustments are of a normal, recurring nature. The results of operations for the interim periods are not necessarily indicative of the results of operations to be expected for the full year.

Basis of consolidation: The consolidated financial statements include the accounts of Celator and its wholly-owned subsidiaries, Celator Pharmaceuticals Corp. (“CPC”) and Celator UK Ltd. All intercompany transactions have been eliminated.

Use of estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from those estimates. Significant areas requiring management estimates in the preparation of these consolidated financial statements include, among other things, assessment of other receivables, accrued liabilities, impairment and amortization of property and equipment, valuation allowance for deferred income taxes, valuation of stock-based compensation and contingencies.

New Accounting Pronouncement: In March 2013, the Financial Accounting Standards Board (“FASB”) issued an amendment to the accounting guidance on foreign currency matters in order to clarify the guidance for the release of cumulative translation adjustment. The guidance is effective for interim and annual periods beginning on or after December 15, 2013. The Company does not expect the adoption of this guidance will have a material impact on its consolidated financial statements.

2.	Summary of Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars. The following is a summary of significant accounting policies used in the preparation of these consolidated financial statements.

Basis of consolidation: The consolidated financial statements include the accounts of CPI and its wholly-owned subsidiaries, Celator Pharmaceutical Corp. (“CPC”) and Celator UK Ltd. All intercompany transactions have been eliminated.

Use of estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from those estimates. Significant areas requiring management estimates in the preparation of these consolidated financial statements include, amongst other things, assessment of other receivables, accrued liabilities, impairment and amortization of property and equipment, valuation allowance for deferred income taxes, valuation of stock-based compensation, warrants and contingencies.

Foreign currency translation and transactions: The functional currency of the Company and its foreign subsidiary is the U.S. dollar. As such, monetary assets and liabilities of the Company’s operation denominated in a currency other than the U.S. dollar are translated into U.S. dollars at the exchange rate prevailing as at the balance sheet date. Non-monetary assets and liabilities are translated at historical exchange rates prevailing at each transaction date. Expenses are translated at the average exchange rates prevailing during the year, with the exception of amortization which is translated at historical cash and cash equivalents exchange rates. Exchange gains and losses on translation are included in operations.

Cash and cash equivalents: The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. The carrying amount of cash equivalents approximates its fair value due to its short-term nature. The Company had $9.1 million in short-term money market accounts as of December 31, 2012.

Property and equipment: Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line depreciation method as follows:

Computer equipment	4 years
Furniture and office equipment	7 years
Laboratory equipment	10 years
Capital lease equipment and Leasehold improvements	Lesser of useful life or term of lease

Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in operations. The Company reviews property and equipment to assess recoverability from future operations whenever events and circumstances indicate that the carrying value may not be recoverable. Impairment losses are recognized in operating results when expected undiscounted future cash flows are less than the carrying value of the assets used or disposed of by sale. If impairment is indicated, the asset value is written down to its fair value.

Research and development: Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, payroll taxes, employee benefits, materials, supplies, maintenance of research equipment, costs related to research collaboration and licensing agreements, the cost of services provided by outside contractors, including services related to the Company’s clinical trials, clinical trial expenses, the full cost of manufacturing drug for use in research, preclinical development, and clinical trials. All costs associated with research and development are expensed as incurred.

Research collaboration funding: The Company has research and development agreements where the Company receives funding when it achieves certain agreed upon milestones such as meeting clinical trial objectives or patient enrollment. In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 605-28-25-2, Milestone Method-Recognition milestones considered substantive and that related solely to past Company performance and do not have any remaining deliverables associated with them are recognized as revenue when earned. Income derived from these arrangements is shown gross of research and development expenses on the consolidated statement of loss and comprehensive loss.

Stock-based compensation: Stock based compensation transactions are recognized as compensation expense in the consolidated statement of loss and comprehensive loss based on their fair values on the date of the grant, with the compensation expense recognized over the period in which a grantee is required to provide service in exchange for the award.

The Company estimates the fair value of options granted using the Black-Scholes option valuation model. This estimate uses assumptions regarding a number of inputs that required the Company to make significant estimates and judgments. Because the Company does not have publicly traded common stock the expected volatility assumption was based on industry peer information.

Warrants: The estimated fair value of warrants is determined by using the Black-Scholes pricing model with assumptions for risk free interest rates, dividend yields, volatility factors and the contractual life of the warrants.

Loss per share: Income (loss) per share is computed using the weighted average number of common shares outstanding during the year. Diluted earnings per share would be calculated, if the Company had positive net earnings, to give effect to the potential dilution that if secured or other contracts to issue common stock were exercised or converted to common stock using the treasury stock method. The treasury stock method assumes that proceeds received from the exercise of stock options and warrants are used to repurchase common stock at the prevailing market rate.

Income taxes: The Company accounts for income taxes using ASC 740 Income Taxes. ASC 740 Income Taxes is an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. In estimating future tax consequences, ASC 740 generally considers all expected future events other than enactments of and changes in the tax law or rates. The measurement of deferred tax assets is reduced, if necessary, by the amount of any tax benefits that, based on available evidence, are not expected to be realized. Valuation allowances are provided if, considering available evidence, it is more likely than not that the deferred tax assets will not be realized. ASC 740 clarifies the criteria that must be met prior to recognition of the financial statement benefit of a position taken in a tax return. ASC 740 provides a benefit recognition model with a two-step approach consisting of “more-likely-than-not” recognition criteria, and a measurement attribute that measures a given tax position as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement. ASC 740 also requires the recognition of liabilities created by differences between tax positions taken in a tax return and amounts recognized in the financial statements.

Investment tax credits relating to scientific research and experimental development are accounted for in operations. To the extent there is reasonable assurance the credits will be realized, they are recorded in the period the related expenditure is made as a reduction of current operating expenses (tax recovery).

Fair value of financial instruments: The carrying values of certain Company’s financial instruments, including cash equivalents, restricted cash, other receivables, accounts payable and loans payable approximate fair value due to their short maturities.

ASC 820 Fair Value Measurements defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820-10 establishes three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, such as: quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data. Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

ASC 820, Fair Value Measurements requires disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table provides the assets carried at fair value:

	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2012
Assets:
Money Market Fund	$9,107,500	$9,107,500	—	—

December 31, 2011
Assets:
Money Market Fund	$1,653,864	$1,653,864	—	—
Liabilities:
Warrant Liability	$549,317	—	—	$549,317

The reconciliation of the warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows:

January 1, 2011	$—
Issuance of warrants	549,317

December 31, 2011	549,317
Issuance of warrants	513,809
Reclassification to equity	(1,063,126)

December 31, 2012	$—

Segment reporting: The Company operates within one reportable segment and presents geographic results of its United States and Canadian operations. Intersegment transactions and balances have been eliminated in the preparation of the segmental analysis note.

Reverse stock split: On August 28, 2012, the Company’s board of directors and stockholders approved an amendment to the Company’s certificate of incorporation which provided for a 18.7495-to-1 reverse stock split of the outstanding common stock and Series A, B, C and D convertible preferred stock (collectively, “Capital Stock”), which became effective on August 28, 2012. Accordingly, (i) every 18.7495 shares of capital stock have been combined into one share of new common stock, (ii) the number of shares of common stock into which each outstanding option and warrant to purchase common stock has been proportionately decreased on an 18.7495-to-1 basis, (iii) the exercise price for each outstanding option and warrant to purchase capital stock has been proportionately increased on an 18.7495-to-1 basis. All of the share numbers, share prices, and exercise prices have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 18.7495-to-1 reverse stock split.

Adjustment to Balance Sheet and Statement of Cash Flows: The Company has determined that the money market accounts previously included in short term investments should have been included in cash and cash equivalents at December 31, 2011 and 2010. The adjustment resulted in a $1,653,864 and $3,801,484 increase in cash and cash equivalents as of December 31, 2011 and 2010, respectively. In addition, the sales and purchases of short term investments previously included within net cash provided by/ (used in) investing activities should have been included as cash and cash equivalents. This adjustment resulted in cash provided by investing activities being overstated by $2,147,620 for the year ended December 31, 2011 and had no impact on any amounts on the consolidated statements of loss and comprehensive loss. The Company believes that the impact of these adjustments is not material to the Company’s financial position, results of operations or liquidity for the year ended December 31, 2011.

Recent accounting standards: In May 2011, the FASB issued amendments to disclosure requirements for common fair value measurement. These amendments, effective for the interim and annual periods beginning on or after December 15, 2011, provide common definitions of fair value and common fair value measurements and disclosure requirements between U.S. GAAP and International Financial Reporting Standards (“IFRS”). Consequently, the amendments change some fair value measurement principles and disclosure requirements. The adoption of this amended accounting guidance did not have a material impact on the Company’s consolidated financial position and results of operations.

In June 2011, the FASB issued amendments to disclosure requirements for the presentation of comprehensive income. This guidance, effective retrospectively for the interim and annual periods beginning on or after December 15, 2011 requires the presentation of total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company early adopted this amendment on January 1, 2011. The adoption of this amended accounting guidance did not have a material impact on the Company’s consolidated financial position and results of operations.

In July 2012, FASB issued amendments to accounting guidance relating to the testing of indefinite-lived intangible assets for impairment. The new guidance, effective for annual and interim impairment tests of indefinite-lived intangible assets performed for fiscal years beginning after September 15, 2012 (early adoption is permitted), provides an entity with the option to make a qualitative assessment about the likelihood that an indefinite-lived intangible asset is impaired to determine whether it should perform a quantitative impairment test. The amendments also enhance the consistency of impairment testing guidance among long-lived asset categories by permitting an entity to assess qualitative factors to determine whether it is necessary to calculate the asset’s fair value when testing an indefinite-lived intangible asset for impairment, which is equivalent to the impairment testing requirements for other long-lived assets. The adoption of this amended accounting guidance is not expected to have a material impact on the Company’s consolidated financial position and results of operations.